NON-CURRENT ASSETS-Additional Information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jun. 08, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Nov. 19, 2019 CAD ($)	Nov. 19, 2019 USD ($)
Disclosure Of Noncurrent Assets Explanatory [Line Items]
Construction funds in escrow	$ 8,402	$ 16,767
Texas Income Producing Property Three
Disclosure Of Noncurrent Assets Explanatory [Line Items]
Investment properties						$ 8,932
Construction funds in escrow	8,400	16,800			$ 6.6		$ 12.9
Transfers to properties under development	$ 8,600	$ 3,700	$ 6.3	$ 2.6
Construction Funds In Escrow Account | Texas Income Producing Property Three
Disclosure Of Noncurrent Assets Explanatory [Line Items]
Investment properties								$ 20,500	$ 15.5